Financial investments - Additional information (Detail) - PEN (S/)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of financial assets [line items]
Debt securities held	S/ 20,724,892,000	S/ 21,246,569,000
(Loss) recovery due to impairment of financial investments	47,521,000	7,500,000	S/ 12,752,000
Investments at amortized cost	67,579,297,000	61,651,344,000
Investments estimated fair value	3,775,935,000	3,277,672,000
Investments measured at fair value through profit or loss held for trading	152,755,000	194,033,000
Investments mandatorily measured at fair value through profit or loss	1,623,812,000	1,362,507,000
Net gain from financial assets at fair value through profit or loss	95,783,000	53,134,000	303,733,000
Dividend From Entities	37,312,000	33,941,000	45,031,000
Gain(Loss) on sale of shares at fair value through other comprehensive income	53,737,000	33,433,000	16,313,000
Term Deposit [Member]
Disclosure of financial assets [line items]
Investments estimated fair value	98,658,000	80,042,000
Term Deposit Issued Value	98,658,000	80,042,000
Accured Interest On Term Deposit	S/ 12,143,000	S/ 4,338,000
Bottom of range [member]
Disclosure of financial assets [line items]
Investments maturity date	August 2026	August 2024
Investments effective interest rate	4.36%	4.36%
Bottom of range [member] | Term Deposit [Member]
Disclosure of financial assets [line items]
Investments maturity date	January 2025
Investments effective interest rate	3.10%	3.10%
Top of range [member]
Disclosure of financial assets [line items]
Investments maturity date	August 2039	August 2037
Investments effective interest rate	7.76%	7.50%
Top of range [member] | Term Deposit [Member]
Disclosure of financial assets [line items]
Investments maturity date	February 2029
Investments effective interest rate	8.80%	8.80%
RPI international holding [member]
Disclosure of financial assets [line items]
Dividends from investments	S/ 12,084,000	S/ 8,838,000	33,897,000
InRetail Peru Corp. [Member]
Disclosure of financial assets [line items]
Debt securities held	40,591,000	80,372,000	S/ 345,791,000
Sovereign bonds of the republic of peru [member]
Disclosure of financial assets [line items]
Investments at amortized cost	3,799,540,000	3,393,962,000
Accured Interest on borrowings	101,143,000	86,652,000
Financial Investments at Amortized Cost [member]
Disclosure of financial assets [line items]
Investments at amortized cost	630,749,000	482,632,000
Financial Investments [Member]
Disclosure of financial assets [line items]
Debt securities held	20,724,892,000	21,246,569,000
Investments at amortized cost	3,898,198,000	3,474,004,000
Gain arising from derecognition of financial assets measured at amortised cost	866,000
Losses arising from derecognition of financial assets measured at amortised cost		490,000
Financial Investments [Member] | Interbank [member]
Disclosure of financial assets [line items]
Investments at amortized cost	628,675,000	488,127,000
Loans issued by BCRP [member] | Interbank [member]
Disclosure of financial assets [line items]
Debt securities held	1,861,524,000	2,058,931,000
Loans Issued By ForeignBank [Member] | Interbank [member]
Disclosure of financial assets [line items]
Debt securities held	S/ 435,242,000	S/ 445,909,000